Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.8%)
The Walt Disney Co.	299,436	29,554

Total		29,554

Consumer Discretionary (8.6%)
Genuine Parts Co.	229,934	27,394
Lowe’s Companies, Inc.	139,600	32,559
NIKE, Inc. - Class B	458,459	29,103

Total		89,056

Consumer Staples (5.3%)
Conagra Brands, Inc.	989,433	26,388
The Hershey Co.	166,368	28,454

Total		54,842

Energy (6.5%)
Chevron Corp.	217,100	36,319
Exxon Mobil Corp.	267,300	31,790

Total		68,109

Financials (18.6%)
The Allstate Corp.	150,905	31,248
Bank of America Corp.	720,000	30,046
The Charles Schwab Corp.	428,000	33,504

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
Fidelity National Information Services, Inc.	410,227	30,636
The Travelers Cos., Inc.	147,449	38,994
Truist Financial Corp.	715,200	29,430

Total		193,858

Health Care (14.2%)
Baxter International, Inc.	961,633	32,917
The Cigna Group	91,703	30,170
Hologic, Inc. *	423,488	26,159
Johnson & Johnson	198,000	32,836
Merck & Co., Inc.	286,400	25,707

Total		147,789

Industrials (12.2%)
CSX Corp.	982,200	28,906
Dover Corp.	179,042	31,454
Jacobs Solutions, Inc.	238,130	28,788
Northrop Grumman Corp.	73,600	37,684

Total		126,832

Information Technology (21.2%)
Analog Devices, Inc.	152,877	30,831
CDW Corp.	182,100	29,183
Cisco Systems, Inc.	536,700	33,120

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Cognizant Technology Solutions Corp.	434,718	33,256
Electronic Arts, Inc.	223,301	32,271
Oracle Corp.	185,100	25,879
Teledyne Technologies, Inc. *	72,818	36,242

Total		220,782

Materials (3.1%)
DuPont de Nemours, Inc.	436,184	32,574

Total		32,574

Real Estate (3.1%)
Equity Residential	446,995	31,996

Total		31,996

Utilities (3.3%)
Duke Energy Corp.	281,442	34,328

Total		34,328

Total Common Stocks (Cost: $935,743)		1,029,720

Total Investments (98.9%) (Cost: $935,743)@		1,029,720

Other Assets, Less Liabilities (1.1%)		11,787

Net Assets (100.0%)		1,041,507

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $935,743 and the net unrealized appreciation of investments based on that cost was $93,977 which is comprised of $159,212 aggregate gross unrealized appreciation and $65,235 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,029,720	$—	$—

Total Assets:	$1,029,720	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand